Bank Loans (Details)			12 Months Ended			12 Months Ended		1 Months Ended	12 Months Ended					12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Short-term revolving loan Revolving loan	Dec. 31, 2011 Short-term revolving loan Revolving loan USD ($)	Dec. 31, 2011 Short-term revolving loan Bank B USD ($)	Dec. 31, 2011 Short-term revolving loan Bank B Stand-by letter of credit USD ($)	Dec. 31, 2011 Short-term revolving loan Bank B Stand-by letter of credit CNY	Apr. 30, 2012 Long-term revolving loan Revolving loan USD ($)	Dec. 31, 2012 Long-term revolving loan Revolving loan	Dec. 31, 2011 Long-term revolving loan Revolving loan USD ($)	Dec. 08, 2012 Long-term revolving loan Revolving loan	Dec. 08, 2014 Long-term revolving loan Revolving loan Forecast	Dec. 08, 2013 Long-term revolving loan Revolving loan Forecast	Dec. 31, 2011 Long-term revolving loan Bank B Stand-by letter of credit USD ($)	Dec. 31, 2011 Long-term revolving loan Bank B Stand-by letter of credit CNY	Nov. 21, 2012 New 6-year term loan USD ($)	Dec. 31, 2012 New 6-year term loan USD ($)	Dec. 31, 2012 New 6-year term loan Minimum USD ($)	Nov. 21, 2012 New 6-year term loan Bank B Stand-by letter of credit USD ($)	Nov. 21, 2012 New 6-year term loan Bank B Stand-by letter of credit CNY
Line of Credit Facility
Bank loan	$ 200,000,000	$ 171,000,000		$ 100,000,000				$ 100,000,000		$ 71,000,000
Line of Credit Facility	200,000,000	71,000,000															200,000,000
Restricted cash, short-term deposits		99,673,063			99,673,063	99,673,063
Restricted cash, long-term deposits	240,553,655	99,673,063				99,673,063	628,030,000							99,673,063	628,030,000				240,553,655	1,512,000,000
Debt issuance costs						649,907	4,095,000							629,275	3,965,000				1,395,846	8,783,500
Frequency of payments			monthly						monthly							monthly
Interest rate base reference rate			two-week LIBOR						two-week LIBOR							one-month LIBOR
Basis points added to Libor for interest rate (as a percent)			2.10%								2.10%	2.70%	2.40%			3.90%
Weighted average interest rate			2.30%	2.40%					2.30%	2.40%							4.10%
Debt maturity year			2012-11						2012-11							2018-11
Debt instrument term																6 years
Debt drawdown								29,000,000
Amount of loan agreement entered into																200,000,000
Consolidated net worth																		$ 1,000,000,000
Ratio of consolidated gross debt to the consolidated EBITDA																		2.5
Percentage of consolidated gross debts to consolidated net worth																		50.00%